Inventories - Additional Information (Detail) - KRW (₩)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventories [line items]
Reversals of inventory write-downs	₩ 0	₩ 0	₩ 0
Inventories recognized as operating expenses	2,509,000,000	6,079,000,000	₩ 3,751,000,000
Cost of goods sold [member]
Inventories [line items]
Inventories recognized as operating expenses	₩ 1,411,986,000,000	₩ 1,498,087,000,000